Segments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segments
Note 23. Segments
América Móvil operates in different countries. As mentioned in Note 1, the Company has operations in Mexico, Guatemala, Nicaragua, Ecuador, El Salvador, Costa Rica, Brazil, Argentina, Colombia, Honduras, Peru, Paraguay, Uruguay, the Dominican Republic, Puerto Rico, Austria, Croatia, Bulgaria, Belarus, Macedonian, Serbia and Slovenia. The accounting policies for the segments are the same as those described in Note 2.
The Chief Executive Officer, who is the Chief Operating Decision Maker (“CODM”), analyzes the financial and operating information by operating segment. All operating segments that (i) represent more than 10% of consolidated revenues, (ii) more than the absolute amount of its reported 10% of profits before income tax or (iii) more than 10% of consolidated assets, are presented separately.
The Company presents the following reportable segments for the purposes of its consolidated financial statements: Mexico (includes Telcel and Corporate operations and assets), Telmex (Mexico), Brazil, Southern Cone (includes Argentina, Paraguay and Uruguay), Colombia, Andean (includes Ecuador and Peru), Central America (includes Guatemala, El Salvador, Honduras, Nicaragua and Costa Rica), Caribbean (includes the Dominican Republic and Puerto Rico), and Europe (includes Austria, Bulgaria, Croatia, Belarus, Slovenia, Macedonia and Serbia).
The segment Southern Cone comprises mobile communication services in Argentina as well as Paraguay and Uruguay. Beginning in 2018, hyperinflation accounting in accordance with IAS 29 was initially applied to Argentina, which results in the restatement of non-monetary
assets, liabilities and all items of the statement of comprehensive income for the change in a general price index and the translation of these items applying the period-end
exchange rate.
The Company considers that the quantitative and qualitative aspects of any aggregated operating segments (that is, Central America and Caribbean reportable segments) are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) the similarity of key financial statements measures and trends, (ii) all entities provide telecommunications services, (iii) similarities of customer base and services, (iv) the methods to distribute services are the same, based on telephone plant in both cases, wireless and fixed lines, (v) similarities of governments and regulatory entities that oversee the activities and services of telecom companies, (vi) inflation trends, and (vii) currency trends.

	Mexico	Telmex	Brazil	(3) Southern Cone	Colombia	Andean	(2) Central America	U.S.A. (1)	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2020 (in Ps.):
External revenues	214,578,600	77,920,910	163,865,421	34,426,863	77,282,658	53,846,358	44,823,244	—	37,182,842	111,472,191	—	815,399,087
Intersegment revenues	17,663,525	13,668,264	4,207,466	1,220,100	352,694	88,305	(129,419)	—	1,440,983	—	(38,511,918)	—

Total revenues	232,242,125	91,589,174	168,072,887	35,646,963	77,635,352	53,934,663	44,693,825	—	38,623,825	111,472,191	(38,511,918)	815,399,087
Depreciation and amortization	24,748,756	13,341,479	41,795,397	7,199,898	14,413,760	11,447,356	11,784,026	—	7,094,331	25,593,204	(3,202,787)	154,215,420
Operating income	70,851,525	11,204,433	25,203,504	3,238,167	15,111,947	8,698,645	5,844,137	—	6,701,086	13,159,865	(11,200,502)	148,812,807
Interest income	21,322,406	1,479,021	2,904,430	979,181	822,447	1,049,261	1,130,767	—	1,105,420	90,746	(25,823,043)	5,060,636
Interest expense	30,936,195	1,306,867	17,976,227	2,955,339	2,586,708	2,223,478	1,419,010	—	1,658,619	2,546,255	(25,443,493)	38,165,205
Income tax	4,905,863	577,178	(4,442,598)	676,444	2,078,789	3,115,693	1,504,240	—	2,524,214	2,234,065	4,283	13,178,171
Equity interest in net result of associated companies	(3,820)	23,955	(2,972)	(15,422)	—	—	—	—	—	(288,747)	—	(287,006)
Net profit (loss) attributable to equity holders of the parent continues operations	3,613,907	(1,085,038)	4,963,424	4,909,164	16,579,303	4,649,047	3,922,577	—	3,294,111	7,777,426	(13,359,095)	35,264,826
Net profit (loss) attributable to equity holders of the parent discontinued operations	—	—	—	—	—	—	—	—	—	—	—	11,587,779

Net profit (loss) attributable to equity holders of the parent	3,613,907	(1,085,038)	4,963,424	4,909,164	16,579,303	4,649,047	3,922,577	—	3,294,111	7,777,426	(13,359,095)	46,852,605
Assets by segment	947,396,510	203,081,314	386,982,711	118,266,380	132,210,369	101,717,708	88,690,683	35,083,285	109,914,293	239,583,759	(737,878,785)	1,625,048,227
Plant, property and equipment, net	52,117,395	110,751,083	145,307,497	62,157,797	48,876,853	36,102,261	37,855,227	1,761,595	39,128,447	82,595,077	(876,229)	615,777,003
Revalued of assets	—	—	36,076,207	7,494,408	12,893,284	9,500,708	7,059,247	—	2,572,504	31,556,270	—	107,152,628
Goodwill	26,949,185	215,381	16,048,092	5,436,675	12,253,743	4,866,363	6,345,659	3,362,899	14,186,723	53,388,139	—	143,052,859
Trademarks, net	126,823	181,094	—	—	—	—	—	269,325	219,087	2,981,089	—	3,777,418
Licenses and rights, net	12,017,318	100,623	26,171,345	12,099,873	12,363,039	6,870,531	5,427,857	—	8,616,880	27,963,250	—	111,630,716
Investment in associated companies	51,645	613,449	64,125	(20,970)	395	—	25,413	—	—	—	1,095,703	1,829,760
Liabilities by segments	725,408,198	193,840,756	263,989,566	61,786,265	63,610,642	53,379,366	34,252,511	33,141,315	60,839,340	138,747,621	(319,064,971)	1,309,930,609

(1)	Restated for discontinued operations (TracFone disposal)
(2)	Restated for discontinued operations (Panama disposal)
(3)	Restated for discontinued operations (Claro Chile, SpA joint venture)

	Mexico	Telmex	Brazil	(2) Southern Cone	Colombia	Andean	(1) Central America	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2021 (in Ps.):
External revenues	225,219,719	87,189,642	148,729,232	40,244,826	79,312,071	52,888,323	45,406,174	37,858,979	113,838,486	—	830,687,452
Intersegment revenues	18,041,465	15,237,420	4,044,386	(699,479)	360,638	73,828	62,764	2,069,648	—	(39,190,670)	—

Total revenues	243,261,184	102,427,062	152,773,618	39,545,347	79,672,709	52,962,151	45,468,938	39,928,627	113,838,486	(39,190,670)	830,687,452
Depreciation and amortization	25,797,791	12,740,332	40,342,871	9,585,858	15,067,211	11,211,523	10,830,440	6,987,129	27,469,463	(3,729,626)	156,302,992
Operating income	77,783,972	21,100,316	21,867,457	2,968,702	15,165,356	7,457,802	8,700,382	8,661,475	13,421,147	(9,570,359)	167,556,250
Interest income	14,864,242	758,126	2,104,574	820,449	431,314	833,540	269,379	701,785	116,031	(17,065,290)	3,834,150
Interest expense	24,586,641	1,385,103	15,875,138	2,790,000	2,240,707	1,213,421	1,061,526	1,066,733	2,414,415	(16,895,379)	35,738,305
Income tax	25,002,390	2,496,010	(9,603,701)	782,844	3,112,946	2,375,281	2,940,404	2,171,594	3,438,161	1,548	32,717,477
Equity interest in net result of associated companies	85,648	44,525	4,575	(19,073)	—	—	—	—	(1,757)	—	113,918
Net profit (loss) attributable to equity holders of the parent continues operations	34,195,093	4,594,450	14,185,905	(2,804,630)	5,959,563	4,180,473	4,746,847	5,151,166	8,313,018	(10,334,660)	68,187,225
Net profit (loss) attributable to equity holders of the parent discontinued operations	—	—	—	—	—	—	—	—	—	—	124,235,942

Net profit (loss) attributable to equity holders of the parent	34,195,093	4,594,450	14,185,905	(2,804,630)	5,959,563	4,180,473	4,746,847	5,151,166	8,313,018	(10,334,660)	192,423,167
Assets by segment	999,502,407	195,869,232	407,458,440	135,862,040	133,232,525	95,719,937	101,725,955	102,949,901	210,944,575	(693,615,163)	1,689,649,849
Plant, property and equipment, net	50,420,866	118,056,718	153,607,199	64,864,986	48,888,907	34,395,339	42,407,727	41,601,009	79,764,422	(983,169)	633,024,004
Revalued of assets	—	—	33,004,669	6,159,077	10,266,464	8,389,460	9,113,632	2,564,149	28,675,224	—	98,172,675
Goodwill	26,965,618	215,381	15,335,322	5,191,841	11,685,585	4,688,154	6,002,380	14,186,723	52,307,190	—	136,578,194
Trademarks, net	90,673	149,865	—	—	—	—	—	229,000	2,822,625	—	3,292,163
Licenses and rights, net	11,081,972	129,233	39,620,009	13,791,003	11,384,533	5,502,139	5,220,437	10,847,685	25,709,849	—	123,286,860
Investment in associated companies	4,725,279	522,403	65,699	(34,401)	351	—	26,348	—	—	(2,253,198)	3,052,481
Liabilities by segments	679,954,783	176,177,522	273,655,967	72,702,285	65,631,866	44,676,727	42,823,861	53,885,848	134,357,142	(308,257,878)	1,235,608,123

(1)	Restated for discontinued operations (Panama disposal)
(2)	Restated for discontinued operations (Claro Chile, SpA joint venture)

	Mexico	Telmex	Brazil	(2) Southern Cone	Colombia	Andean	(1) Central America	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2022 (in Ps.):
External revenues	236,608,249	83,046,967	165,804,342	38,820,073	70,925,374	55,426,258	47,054,127	40,859,951	105,956,056	—	844,501,397
Intersegment revenues	9,290,955	16,937,889	5,075,716	(95,105)	374,225	72,142	160,459	1,854,029	—	(33,670,310)	—

Total revenues	245,899,204	99,984,856	170,880,058	38,724,968	71,299,599	55,498,400	47,214,586	42,713,980	105,956,056	(33,670,310)	844,501,397
Depreciation and amortization	26,383,113	13,171,616	43,422,821	10,807,072	13,085,226	10,698,869	11,178,361	7,133,908	22,761,938	(9,138)	158,633,786
Operating income	76,708,954	16,172,472	26,665,816	1,796,672	14,170,936	8,262,395	7,540,132	10,284,834	16,155,520	(6,886,979)	170,870,752
Interest income	18,336,415	925,158	2,679,103	719,851	624,304	906,176	431,741	701,794	229,958	(20,730,921)	4,823,579
Interest expense	24,909,724	3,342,459	23,411,387	2,573,356	2,699,010	860,572	1,033,792	1,152,370	1,281,857	(20,005,724)	41,258,803
Income tax	30,642,242	2,767,673	454,205	(160,199)	2,286,809	2,870,743	1,708,728	2,432,392	3,151,281	(109,785)	46,044,089
Equity interest in net result of associated companies	(1,821,608)	31,000	20,864	(2,198)	—	—	—	—	(39,490)	—	(1,811,432)
Net profit (loss) attributable to equity holders of the parent continues operations	63,711,537	(373,036)	10,254,969	(1,157,911)	6,486,771	6,122,291	5,059,038	6,649,004	11,795,662	(25,669,919)	82,878,406
Net profit (loss) attributable to equity holders of the parent discontinued operations	—	—	—	—	—	—	—	—	—	—	(6,719,015)

Net profit (loss) attributable to equity holders of the parent	63,711,537	(373,036)	10,254,969	(1,157,911)	6,486,771	6,122,291	5,059,038	6,649,004	11,795,662	(25,669,919)	76,159,391
Assets by segment	1,042,849,460	215,543,807	407,802,373	87,971,767	104,769,670	85,782,831	96,321,649	101,143,182	154,774,150	(678,859,545)	1,618,099,344
Plant, property and equipment, net	49,677,868	134,928,482	159,382,793	42,674,620	44,999,710	33,480,299	41,312,113	40,606,623	72,272,633	(462,650)	618,872,491
Revalued of assets	—	—	—	—	7,700,459	5,938,449	—	1,434,188	23,280,623	—	38,353,719
Goodwill	26,481,707	215,381	31,085,202	199,984	8,495,090	4,678,851	6,312,511	14,186,723	49,465,916	—	141,121,365
Trademarks, net	110,397	118,634	—	—	—	—	—	220,350	2,565,176	—	3,014,557
Licenses and rights, net	10,559,914	106,659	37,638,695	12,965,021	8,068,013	4,271,910	3,599,560	10,124,134	20,461,281	—	107,795,187
Investment in associated companies	24,656,295	550,493	22,708	(19,866)	—	—	23,896	—	2,058	(1,260,122)	23,975,462
Liabilities by segments	621,482,350	204,294,033	297,234,805	54,393,204	57,393,854	36,223,727	42,725,447	48,434,551	97,527,392	(279,439,292)	1,180,270,071

(1)	Discontinued operations (Panama disposal)
(2)	Discontinued operations (Claro Chile, SpA joint venture)